Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2020
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Disclosure of Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block]

Notes to the consolidated income statement

01 – Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss

Net interest income

in € m.	2020	2019	2018
Interest and similar income:[1]
Interest income on cash and central bank balances	321	1,762	1,860
Interest income on interbank balances (w/o central banks)	325	293	223
Central bank funds sold and securities purchased under resale agreements	318	340	221
Loans	11,586	13,760	12,992
Other	913	844	475
Total Interest and similar income from assets measured at amortized cost	13,463	16,999	15,771
Interest income on financial assets at fair value through other comprehensive income	635	1,023	1,014
Total interest and similar income calculated using the effective interest method	14,097	18,022	16,785
Financial assets at fair value through profit or loss	3,856	7,186	7,933
Total interest and similar income	17,954	25,208	24,718
Interest expense:[1,2]
Interest-bearing deposits	2,065	3,643	3,122
Central bank funds purchased and securities sold under repurchase agreements	169	367	379
Other short-term borrowings	62	163	139
Long-term debt	1,612	2,002	1,981
Trust preferred securities	42	187	234
Other	807	1,667	1,679
Total interest expense measured at amortized cost	4,758	8,030	7,534
Financial liabilities at fair value through profit or loss	1,648	3,429	3,868
Total interest expense	6,405	11,458	11,402
Net interest income	11,548	13,749	13,316

[1]Prior period comparatives for gross interest income and gross interest expense have been restated. The restatements did not affect net interest income. € 59 million and € 75 million for year ended December 31, 2019 and December 31, 2018 were restated.

[2]€ 124 million was reclassified from trading Income to interest expense for year ended December 31, 2018.

Other interest income for the year ended December 31, 2020, 2019 and 2018 included € 86 million, € 93 million and € 93 million, respectively, which were related to government grants under the Targeted Longer-Term Refinancing Operations II (TLTRO II)-program.

Impact of ECB Targeted Longer-term Refinancing Operations (TLTRO III)

The Governing Council of the ECB decided on a number of modifications to the terms and conditions of its TLTRO III in order to support further the provision of credit to households and firms in the face of the current economic disruption and heightened uncertainty caused by the COVID-19 pandemic. Banks whose eligible net lending exceeds 0% between March 1, 2020 and March 31, 2021 pay a rate 0.5 % lower than the average deposit facility rate for borrowings between June 24, 2020 and June 23, 2021. This would currently equate to an all-in rate of (1) %. The interest rate outside of this period will be the average interest rate on the deposit facility (currently (0.5) %). The Group accounts for the potential reduction in the borrowing rate as government grant under IAS 20. The income from the government grant is presented in net interest income and is recognized when there is reasonable assurance that the Group will receive the grant and will comply with the conditions attached to the grants.

The effective interest rate of each borrowing takes into account the base interest rate which is the average of the rates on the main refinancing operations over the life of the relevant TLTRO III operation (with the exception of the period from June 24, 2020, to June 23, 2021, when it will be 50 basis points lower than that average).

Other interest income for the year ended December 31, 2020 included € 86 million, which were related to government grants under the Targeted Longer-Term Refinancing Operations III (TLTRO III)-refinancing program. This is because for the year ended December 31, 2020 the Group has established reasonable assurance for the benefit that arises from the base rate discount and the initial modified lending criteria but not for the new lending criteria in the TLTRO III refinancing program. The Group has borrowed € 37.5 billion under the TLTRO III-refinancing program as of December 31, 2020.

Net gains (losses) on financial assets/liabilities at fair value through profit or loss

in € m.	2020	2019	2018
Trading income (loss):
Sales & Trading (Equity)[1,2]	(409)	87	369
Sales & Trading (FIC)[1]	3,457	2,563	2,712
Total Sales & Trading	3,049	2,650	3,081
Other trading income (loss)[1]	(952)	(2,453)	(3,154)
Total trading income (loss)[2]	2,097	197	(72)
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:
Breakdown by financial assets category:
Debt Securities[3]	5	72	(77)
Equity Securities[3]	114	271	159
Loans and loan commitments	(38)	28	77
Deposits	(9)	(19)	27
Others non-trading financial assets mandatory at fair value through profit and loss	203	25	26
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:	276	377	212
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss:
Breakdown by financial asset/liability category:
Loans and loan commitments	15	(9)	7
Deposits	(1)	(0)	19
Long-term debt	(71)	(386)	1,118
Other financial assets/liabilities designated at fair value through profit or loss	16	15	(75)
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(40)	(381)	1,069
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss[2]	2,332	193	1,209

[1] Prior year figures are presented in the current structure.

[2] € 124 million was reclassified from trading income to net interest income for year ended December 31, 2018.

[3] Prior year number revised.

Combined net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss

in € m.	2020	2019	2018
Net interest income[1]	11,548	13,749	13,316
Trading income (loss)[1,2]	2,097	197	(72)
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	276	377	212
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(40)	(381)	1,069
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	2,332	193	1,209
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss[3]	13,880	13,942	14,524
Commercial Banking	1,107	1,089	1,034
Global Transaction Banking	1,828	1,620	1,527
Corporate Bank	2,935	2,709	2,562
FIC Sales & Trading	6,991	5,696	5,251
Remaining Products	205	(252)	23
Investment Bank	7,196	5,444	5,273
Private Bank	4,623	4,946	5,017
Asset Management	(98)	87	(88)
Capital Release Unit	(33)	155	1,442
Corporate & Other	(742)	602	318
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	13,880	13,942	14,524

[1]€ 124 million was reclassified from trading income to net interest income for year ended December 31, 2018.

[2]Trading income includes gains and losses from derivatives not qualifying for hedge accounting.

[3]Prior year segmental information presented in the current structure.

The Group’s trading and risk management businesses include significant activities in interest rate instruments and related derivatives. Under IFRS, interest and similar income earned from trading instruments and financial instruments designated at fair value through profit or loss (i.e., coupon and dividend income), and the costs of funding net trading positions, are part of net interest income. The Group’s trading activities can periodically shift income to either net interest income or to net gains (losses) of financial assets/liabilities at fair value through profit or loss depending on a variety of factors, including risk management strategies. The above table combines net interest income and net gains (losses) of financial assets/liabilities at fair value through profit or loss by business division.